As filed with the Securities and Exchange Commission on August 19, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21487

HELIOS STRATEGIC INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.9%
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4	5.20%	12/11/38	$625	$672,718
Series 2007-T28, Class A4	5.74	09/11/42	670	746,123
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 [5]	5.81	12/10/49	500	549,190
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class A4 [5]	5.88	04/15/45	650	721,404
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4	5.16	02/15/31	670	724,917
Series 2006-C6, Class A4	5.37	09/15/39	670	728,734
Morgan Stanley Capital I
Series 2007-T27, Class A4 [5]	5.64	06/11/42	660	730,679

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $4,892,442)				4,873,765

INVESTMENT GRADE CORPORATE BONDS - 27.8%
Basic Industry - 8.6%
Alcoa, Inc. [1]	5.55	02/01/17	1,000	1,063,990
ArcelorMittal [1]	6.13	06/01/18	500	535,539
Newmont Mining Corp. [1]	5.13	10/01/19	500	537,003
The Dow Chemical Co. [1]	5.70	05/15/18	1,000	1,108,114

Total Basic Industry
(Cost - $2,728,037)				3,244,646

Capital Goods - 1.5%
International Paper Co. [1]
(Cost - $600,539)	7.50	08/15/21	500	584,422

Consumer Non-Cyclical - 8.1%
Altria Group, Inc.	9.70	11/10/18	500	657,060
Anheuser-Busch InBev Worldwide, Inc. [1]	7.75	01/15/19	1,000	1,258,044
Covidien International Finance S.A. [1]	6.00	10/15/17	500	584,348
CVS Caremark Corp. [1]	5.75	06/01/17	500	561,588

Total Consumer Non-Cyclical
(Cost - $2,600,702)				3,061,040

Energy - 1.6%
Williams Partners LP/Williams Partners Finance Corp. [1]
(Cost - $586,966)	7.25	02/01/17	500	589,491

Industrials - 1.6%
Tyco Electronics Group S.A. [1]
(Cost - $466,872)	6.55	10/01/17	500	589,124

Services - 0.7%
International Game Technology
(Cost - $290,658)	7.50	06/15/19	250	285,822

Telecommunications - 5.7%
AT&T, Inc. [1]	5.50	02/01/18	500	557,664
Qwest Corp. [1]	6.88	09/15/33	1,000	963,750
Time Warner Cable, Inc.	8.25	04/01/19	500	623,600

Total Telecommunications
(Cost - $2,032,530)				2,145,014

Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $9,306,304)				10,499,559

HIGH YIELD CORPORATE BONDS - 86.3%
Automotive - 1.3%
Ford Motor Co.	6.50	08/01/18	450	472,524

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Motors Liquidation Co.	7.13%	07/15/13	$250	$6,250
Motors Liquidation Co.	8.38	07/15/33	1,250	31,250

Total Automotive
(Cost - $406,625)				510,024

Basic Industry - 9.8%
AK Steel Corp. [1]	7.63	05/15/20	200	205,000
Arch Coal, Inc. [1]	8.75	08/01/16	475	515,375
Consol Energy, Inc.	8.25	04/01/20	500	545,000
Domtar Corp.	10.75	06/01/17	250	325,312
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC [1]	8.88	02/01/18	500	520,000
Momentive Performance	9.00	01/15/21	250	255,000
PE Paper Escrow GmbH [2,3]	12.00	08/01/14	150	169,500
Solutia, Inc.	8.75	11/01/17	250	271,250
Westlake Chemical Corp. [1]	6.63	01/15/16	500	515,000
Xerium Technologies, Inc. [2,3]	8.88	06/15/18	395	375,744

Total Basic Industry
(Cost - $3,479,876)				3,697,181

Capital Goods - 7.9%
Associated Materials LLC [2,3]	9.13	11/01/17	500	498,750
Berry Plastics Corp. [1]	9.50	05/15/18	500	496,250
Bombardier, Inc. [2,3]	7.75	03/15/20	200	225,000
Building Materials Corp. of America [2,3]	6.75	05/01/21	250	251,250
Crown Cork & Seal Co., Inc. [1]	7.38	12/15/26	500	490,000
Masonite International Corp. [2,3]	8.25	04/15/21	80	79,500
Owens-Illinois, Inc. [1]	7.80	05/15/18	400	432,000
Ply Gem Industries, Inc. [1,2,3]	8.25	02/15/18	245	232,137
Trimas Corp. [1]	9.75	12/15/17	245	268,275

Total Capital Goods
(Cost - $2,882,960)				2,973,162

Consumer Cyclical - 7.3%
ACE Hardware Corp. [1,2,3]	9.13	06/01/16	500	531,250
American Axle & Manufacturing, Inc.[1]	7.88	03/01/17	500	500,000
DineEquity, Inc. [2,3]	9.50	10/30/18	85	92,225
Levi Strauss & Co. [1]	7.63	05/15/20	475	475,000
Pittsburgh Glass Works LLC [2,3]	8.50	04/15/16	120	123,300
Reynolds Group Issuer LLC [1,2,3]	9.00	04/15/19	430	424,625
Tenneco, Inc.	6.88	12/15/20	525	534,188
Visteon Corp. [2,3]	6.75	04/15/19	80	77,200

Total Consumer Cyclical
(Cost - $2,557,958)				2,757,788

Consumer Non-Cyclical - 2.0%
C&S Group Enterprises LLC [2,3]	8.38	05/01/17	500	511,875
Rite Aid Corp. [1]	8.63	03/01/15	250	233,750

Total Consumer Non-Cyclical
(Cost - $679,015)				745,625

Energy - 14.6%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.63	10/15/20	500	527,500
Chaparral Energy, Inc.	8.88	02/01/17	125	129,375
Crosstex Energy LP/Crosstex Energy Finance Corp. [1]	8.88	02/15/18	475	505,875
EV Energy Partners LP/EV Energy Finance Corp. [2,3]	8.00	04/15/19	525	526,969
Frac Tech Services LLC/Frac Tech Finance, Inc. [1,2,3]	7.13	11/15/18	325	329,875
GMX Resources, Inc. [1,2,3]	11.38	02/15/19	250	232,500
Hercules Offshore, LLC [1,2,3]	10.50	10/15/17	300	313,500
Hilcorp Energy I LP/Hilcorp Finance Co. [1,2,3]	8.00	02/15/20	475	510,625
Key Energy Services, Inc.	6.75	03/01/21	125	125,000

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Linn Energy LLC/Linn Energy Finance Corp.	8.63%	04/15/20	$140	$151,900
McJunkin Red Man Corp. [1,2,3]	9.50	12/15/16	450	457,875
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [1]	8.88	03/15/18	250	262,500
SESI LLC [1]	6.88	06/01/14	425	430,312
Trinidad Drilling Limited [1,2,3]	7.88	01/15/19	310	320,850
Venoco, Inc. [2,3]	8.88	02/15/19	500	500,000
W & T Offshore, Inc. [2,3]	8.50	06/15/19	185	187,313

Total Energy
(Cost - $5,378,288)				5,511,969

Media - 8.4%
American Reprographics	10.50	12/15/16	500	521,250
Cablevision Systems Corp. [1]	8.63	09/15/17	475	514,781
CCO Holdings LLC/CCO Cap. Corp. [1]	8.13	04/30/20	550	594,000
Clear Channel Communications, Inc. [2,3]	9.00	03/01/21	500	478,750
Insight Communications Co., Inc. [1,2,3]	9.38	07/15/18	475	521,313
Mediacom LLC/Mediacom Cap. Corp. [1]	9.13	08/15/19	500	527,500

Total Media
(Cost - $3,103,857)				3,157,594

Services - 18.1%
AMC Entertainment, Inc. [1]	8.75	06/01/19	600	633,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. [1]	9.63	03/15/18	475	507,062
Beazer Homes USA, Inc. [1]	9.13	06/15/18	250	215,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.13	08/01/18	100	106,750
FireKeepers Development Authority [1,2,3]	13.88	05/01/15	500	577,500
Harrahs Operating Escrow LLC / Harrahs Escrow Corp. [1]	11.25	06/01/17	225	248,344
Iron Mountain, Inc.	8.38	08/15/21	225	236,250
Iron Mountain, Inc. [1]	8.75	07/15/18	500	519,375
K Hovnanian Enterprises, Inc.	10.63	10/15/16	500	498,750
Marina District Finance Co., Inc.	9.88	08/15/18	500	518,750
Maxim Crane Works LP [1,2,3]	12.25	04/15/15	500	500,000
MGM Mirage, Inc. [1]	5.88	02/27/14	500	480,625
MGM Mirage, Inc. [1]	10.38	05/15/14	225	255,375
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [2,3]	8.88	04/15/17	500	501,250
Pokagon Gaming Authority [2,3]	10.38	06/15/14	500	515,625
RSC Equipment Rental, Inc./RSC Holdings III LLC [1]	10.25	11/15/19	250	273,750
United Rentals North America, Inc. [1]	8.38	09/15/20	250	253,125

Total Services
(Cost - $6,670,793)				6,841,156

Technology & Electronics - 2.8%
First Data Corp. [1,2,3]	8.25	01/15/21	500	490,000
First Data Corp.	9.88	09/24/15	51	52,403
Freescale Semiconductor, Inc. [1,2,3]	9.25	04/15/18	475	511,812

Total Technology & Electronics
(Cost - $1,001,212)				1,054,215

Telecommunications - 11.0%
Cincinnati Bell, Inc.	8.25	10/15/17	240	241,200
Cincinnati Bell, Inc.	8.38	10/15/20	235	234,413
Citizens Communications Corp. [1]	7.13	03/15/19	900	922,500
Global Crossing Limited [1,4]	12.00	09/15/15	600	699,000
Nextel Communications, Inc.	7.38	08/01/15	475	475,000
PAETEC Holding Corp. [1,4]	9.50	07/15/15	250	259,375
PAETEC Holding Corp [2,3,4]	9.88	12/01/18	250	259,062
Sprint Capital Corp.	8.75	03/15/32	500	541,250

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Windstream Corp.	7.00%	03/15/19	$500 $	505,000

Total Telecommunications
(Cost - $3,962,410)				4,136,800

Utility - 3.1%
Calpine Corp. [1,2,3]	7.25	10/15/17	475	482,125
Edison Mission Energy	7.00	05/15/17	250	202,500
NRG Energy, Inc. [1]	8.50	06/15/19	475	491,625

Total Utility
(Cost - $1,139,856)				1,176,250

Total HIGH YIELD CORPORATE BONDS
(Cost - $31,262,850)				32,561,764

TERM LOANS - 0.5%
Texas Competitive Electric Holdings Co. LLC	4.69	10/10/17	116	90,417
Texas Competitive Electric Holdings Co. LLC	4.77	10/10/17	123	95,943

Total TERM LOANS
(Cost - $190,795)				186,360

			Shares
COMMON STOCKS - 7.1%
Consumer Discretionary - 0.9%
DR Horton, Inc.			5,200	59,904
General Motors Co.			5,823	176,786
Hovnanian Enterprises, Inc. [4]			5,400	13,014
M.D.C. Holdings, Inc.			1,900	46,816
The Ryland Group, Inc.			2,900	47,937

Total Consumer Discretionary
(Cost - $546,611)				344,457

Consumer Staples - 1.1%
B&G Foods, Inc.
(Cost - $247,294)			20,000	412,400

Energy - 0.9%
BreitBurn Energy Partners LP			6,075	118,220
Niska Gas Storage Partners LLC			12,500	214,750

Total Energy
(Cost - $376,580)				332,970

Telecommunication Services - 4.2%
AT&T, Inc.			8,500	266,985
CenturyLink, Inc.			9,500	384,085
Frontier Communications Corp.			41,180	332,323
PAETEC Holding Corp. [4]			15,000	71,850
Verizon Communications, Inc.			7,500	279,225
Windstream Corp.			19,450	252,072

Total Telecommunication Services
(Cost - $1,529,133)				1,586,540

Total COMMON STOCKS
(Cost - $2,699,618)				2,676,367

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Shares	Value
WARRANTS - 0.5%
Consumer Discretionary - 0.5%
General Motors Co., [4]
Expiration: July 2016
Exercise Price: $10.00	5,294	$113,292
General Motors Co., [4]
Expiration: July 2019
Exercise Price: $18.33	5,294	84,333

Total Consumer Discretionary
(Cost - $336,207)		197,625

Total WARRANTS
(Cost - $336,207)		197,625

Total Investments - 135.1%
(Cost - $48,688,216)		50,995,440
Liabilities in Excess of Other Assets - (35.1)%		(13,253,443)

NET ASSETS - 100.0%		$37,741,997

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

June 30, 2011

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Portion or entire principal amount pledged as collateral for margin loans.

2	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the total values of all such investments were as follows:

		Fund	Value	% of Net Assets
		Helios Advantage Income Fund, Inc.	$21,165,457	37.08%
		Helios High Income Fund, Inc.	14,361,519	35.93
		Helios Multi-Sector High Income Fund, Inc.	16,880,964	37.38
		Helios Strategic Income Fund, Inc.	11,809,300	31.29

3	—	Private Placement.

4	—	Non-Income producing security.

5	—	Variable rate security – Interest rate shown is the rate in effect as of June 30, 2011.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$788,379	$263,475	$1,051,854
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,180,594	42,987,815	—	—	—	44,168,409
Level 3 – Significant Unobservable Inputs	—	30,907,809	260,904	—	—	31,168,713

Total	$1,180,594	$73,895,624	$260,904	$788,379	$263,475	$76,388,976

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$587,124	$197,625	$784,749
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,180,594	31,414,815	—	—	—	32,595,409
Level 3 – Significant Unobservable Inputs	—	21,286,614	204,996	—	—	21,491,610

Total	$1,180,594	$52,701,429	$204,996	$587,124	$197,625	$54,871,768

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$664,519	$230,550	$895,069
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	963,750	34,433,668	—	—	—	35,397,418
Level 3 – Significant Unobservable Inputs	—	24,355,903	223,632	—	—	24,579,535

Total	$963,750	$58,789,571	$223,632	$664,519	$230,550	$60,872,022

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$—	$2,676,367	$197,625	$2,873,992
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	10,499,559	16,279,286	—	—	—	26,778,845
Level 3 – Significant Unobservable Inputs	4,873,765	—	16,282,478	186,360	—	—	21,342,603

Total	$4,873,765	$10,499,559	$32,561,764	$186,360	$2,676,367	$197,625	$50,995,440

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$31,193,500	$291,584	$31,485,084
Accrued Discounts (Premiums)	10,734	1,791	12,525
Realized Gain / (Loss)	(1,395,773)	2,356	(1,393,417)
Change in Unrealized Appreciation (Depreciation)	749,042	(5,116)	743,926
Net Purchases (Sales)	1,365,306	(29,711)	1,335,595
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,015,000)	—	(1,015,000	)(a)

Balance as of June 30, 2011	$30,907,809	$260,904	$31,168,713

Change in unrealized gains or losses relating to assets still held at reporting date	$(518,645)	$(6,209)	$(524,854)

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$20,909,956	$229,102	$21,139,058
Accrued Discounts (Premiums)	11,177	1,407	12,584
Realized Gain / (Loss)	79,639	1,851	81,490
Change in Unrealized Appreciation (Depreciation)	(444,152)	(4,019)	(448,171)
Net Purchases (Sales)	1,288,244	(23,345)	1,264,899
Transfers into Level 3	—	—	—
Transfers out of Level 3	(558,250)	—	(558,250	)(a)

Balance as of June 30, 2011	$21,286,614	$204,996	$21,491,610

Change in unrealized gains or losses relating to assets still held at reporting date	$(352,020)	$(4,878)	$(356,898)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$23,513,374	$249,929	$23,763,303
Accrued Discounts (Premiums)	11,278	1,535	12,813
Realized Gain / (Loss)	(614,327)	2,020	(612,307)
Change in Unrealized Appreciation (Depreciation)	172,120	(4,385)	167,735
Net Purchases (Sales)	1,831,708	(25,467)	1,806,241
Transfers into Level 3	—	—	—
Transfers out of Level 3	(558,250)	—	(558,250	)(a)

Balance as of June 30, 2011	$24,355,903	$223,632	$24,579,535

Change in unrealized gains or losses relating to assets still held at reporting date	$(391,118)	$(5,321)	$(396,439)

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$4,799,663	$14,795,090	$208,275	$19,803,028
Accrued Discounts (Premiums)	(3,856)	13,530	1,279	10,953
Realized Gain / (Loss)	—	(1,263,176)	1,683	(1,261,493)
Change in Unrealized Appreciation (Depreciation)	77,958	1,114,786	(3,654)	1,189,090
Net Purchases (Sales)	—	2,129,748	(21,223)	2,108,525
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(507,500)	—	(507,500	)(a)

Balance as of June 30, 2011	$4,873,765	$16,282,478	$186,360	$21,342,603

Change in unrealized gains or losses relating to assets still held at reporting date	$77,958	$(289,413)	$(4,434)	$(215,889)

(a)	Transferred from Level 3 to Level 2 because of an increase of observable market data for these securities.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

For the three months ended June 30, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Credit Facility: Effective March 21, 2011, the Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by mutual funds. Each Fund pays interest in the amount of 0.80% on the total line of credit amount available plus the 3-month London Interbank Offered Rate on the amount outstanding. For the three month period ended June 30, 2011, the average interest rate paid under the line of credit was 1.06% for each of the Funds.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2011	22,200,000	16,900,000	19,150,000	14,950,000
Line of credit amount unused at June 30, 2011	4,800,000	2,100,000	2,850,000	3,050,000
Average balance outstanding during the year	22,200,000	16,900,000	19,150,000	14,950,000
Interest expense incurred on line of credit during the year	59,668	45,423	51,470	40,182

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2011 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$73,074,577	$4,208,138	$(893,739)	$3,314,399
Helios High Income Fund, Inc.	52,409,293	3,137,136	(674,661)	2,462,475
Helios Multi-Sector High Income Fund, Inc.	58,422,120	3,205,427	(755,525)	2,449,902
Helios Strategic Income Fund, Inc	48,688,216	3,049,942	(742,718)	2,307,224

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Strategic Income Fund, Inc.

by (Signature and Title):	/s/ Kim G. Redding.
Kim G. Redding
President

Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Kim G. Redding.
Kim G. Redding
President

Date: August 19, 2011

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: August 19, 2011